Pursuant to Rule 497(e)
Registration No. 33-08021

SUNAMERICA EQUITY FUNDS

SunAmerica International Dividend Strategy Fund

(the “Fund”)

Supplement dated October 7, 2013 to the Prospectus

dated January 28, 2013, as supplemented and amended to date

Effective October 18, 2013, Timothy Pettee and Andrew Sheridan will join Timothy Campion as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, under the heading “Portfolio Managers,” on page 6 of the Prospectus, the portfolio management disclosure is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President and Chief Investment Officer at SunAmerica

Andrew Sheridan	2013	Co-Portfolio Manager and Vice President at SunAmerica

Timothy Campion	2012	Co-Portfolio Manager and Vice President at SunAmerica

In addition, under the heading “Fund Management—Portfolio Managers—International Dividend Strategy Fund” on page 37 of the Prospectus, the portfolio management disclosure is hereby deleted in its entirety and replaced with the following:

The International Dividend Strategy Fund is advised by SunAmerica. Investment decisions for the International Dividend Strategy Fund are made by Timothy Pettee, Andrew Sheridan and Timothy Campion, as co-Portfolio Managers of the International Dividend Strategy Fund. The Portfolio Managers are primarily responsible for the day-to-day management of the International Dividend Strategy Fund.

Timothy Pettee

Lead Portfolio Manager, Senior Vice President and Chief Investment Officer

SunAmerica

Mr. Pettee is Senior Vice President and Chief Investment Officer at SunAmerica. Prior to SunAmerica, Mr. Pettee was Executive Vice President and Global Director of Research for Schroder Investment Management. Prior to Schroder, he was Director of Research with U.S. Trust Company of New York and co-managed that firm’s small-cap retail funds and research core products. He also held several positions in research and portfolio management at Alliance Capital Management.

Andrew Sheridan

Co-Portfolio Manager and Vice President

SunAmerica

Mr. Sheridan joined SunAmerica in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SunAmerica research team, covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market research division of Greenwich Associates. He received his BA from St. Lawrence University and his MBA from the Anderson School of Management at the University of California at Los Angeles.

Timothy Campion

Co-Portfolio Manager and Vice President

SunAmerica

Mr. Campion joined SunAmerica in February 2012. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SunAmerica. Prior to joining SunAmerica, Mr. Campion was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP6_S5118EQF_1-13

SUNAMERICA EQUITY FUNDS

SunAmerica International Dividend Strategy Fund

(the “Fund”)

Supplement dated October 7, 2013 to the Statement of Additional Information (“SAI”)

dated January 28, 2013, as supplemented and amended to date

Effective October 18, 2013, Timothy Pettee and Andrew Sheridan will join Timothy Campion as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, under the heading “Information About the Portfolio Managers—Other Accounts Managed by the Portfolio Manager” on page B-41 of the SAI, the information pertaining to Mr. Voege is hereby deleted and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account ($ Millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ Millions except as noted)
Portfolio	Advisers/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
SunAmerica International Dividend Strategy Fund	SunAmerica	Timothy Pettee	13 $13,122	— —	— —	— —	— —	— —

SunAmerica International Dividend Strategy Fund	SunAmerica	Andrew Sheridan	8 $7,496	— —	— —	— —	— —	— —

Additionally, under the heading “Information About the Portfolio Managers—Portfolio Manager Ownership of Fund Shares,” on page B-43 of the SAI, the disclosure pertaining to Mr. Voege is hereby deleted and replaced with the following:

Portfolio	Adviser	Name of Portfolio Manager	Dollar Range of Equity Securities beneficially owned in each Fund managed by the named Portfolio Manager
SunAmerica International Dividend Strategy Fund	SunAmerica	Timothy Pettee	None

SunAmerica International Dividend Strategy Fund	SunAmerica	Andrew Sheridan	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP4_S5118EQF_1-13